Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements
Summary of assets and liabilities that are measured at fair value on a recurring basis

	Fair Value measured as of March 31, 2021
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,026,153	$—	$—	$500,026,153

Warrant derivative liability
Public Warrants	$24,830,000	$—	$—	$24,830,000
Sponsor Warrants	—	—	19,680,000	19,680,000
Total Warrant derivative liability	$24,830,000	$—	$19,680,000	$44,510,000

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,078,624	$—	$—	$500,078,624

Warrant derivative liability
Public Warrants	$37,000,000	$—	$—	$37,000,000
Sponsor Warrants	—	18,720,000	—	18,720,000
Total Warrant derivative liability	$37,000,000	$18,720,000	$—	$55,720,000

	Fair Value measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash and Marketable Securities Held in Trust	$500,078,624	$—	$—	$500,078,624

Warrant derivative liability
Public Warrants	$37,000,000	$—	$—	$37,000,000
Sponsor Warrants	—	18,720,000	—	18,720,000
Total Warrant derivative liability	$37,000,000	$18,720,000	$—	$55,720,000

Schedule of changes in fair value of our warrant derivative Liability

March 31, 2021
December 31, 2020	$—
Transfer into Level 3	18,720,000
Loss on derivative liability	960,000
Ending Balance	$19,680,000